Summary of Significant Accounting Policies - Summary of Cost and Estimated Earnings in Excess of Billings (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Accounting Policies [Abstract]
Contracts costs incurred plus estimated earnings	¥ 28,797
Less: Progress billings	(28,080)
Total	¥ 717